STOCKHOLDERS' DEFICIT	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
STOCKHOLDERS' DEFICIT

Note 10.    Common Stock

Predecessor

As of December 31, 2022 (Predecessor), the Predecessor’s certificate of incorporation, as amended and restated, authorized the Predecessor to issue up to 207,450,050 shares of common stock at a par value of $0.0001 per share. As of December 31, 2022 (Predecessor), 138,848,177 shares were issued and 138,825,356 shares were outstanding. The holders of common stock were entitled to receive dividends whenever funds are legally available, when and if declared by the Predecessor’s Board of Directors, subject to the prior rights of the holders of the Predecessor’s convertible preferred stock. As of December 31, 2022 (Predecessor), no cash dividend had been declared to date. Each share of common stock was entitled to one vote. The number of authorized shares of common stock could be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of shares of preferred stock and common stock, voting together as a single class.

At the effective time of the Merger (“Effective Time”), (i) each outstanding share of Old AEON common stock (on an as-converted basis after taking into effect the conversion of the outstanding warrants of Old AEON exercisable for shares of Old AEON preferred stock, the conversion of the shares of Old AEON preferred stock into Old AEON common stock in accordance with the governing documents of Old AEON as of the Effective Time, the conversion of the outstanding convertible notes of Old AEON into

Old AEON common stock in accordance with the terms of such convertible notes and after giving effect to the issuance of Old AEON common stock in connection with the merger of ABP Sub, Inc. with and into Old AEON) issued and outstanding immediately prior to the Effective Time converted into the right to receive approximately 2.328 shares of the Company’s common stock. In addition, each share of Priveterra Class B common stock (“Founder Shares”), par value $0.0001 per share, issued and outstanding immediately prior to the Effective Time converted into one share of common stock (of which 3,450,000 Founder Shares are subject to certain vesting and forfeiture conditions).

Successor

As of September 30, 2023 (Successor), the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 500,000,000 of common stock at a par value of $0.0001 per share. As of September 30, 2023 (Successor), 37,159,600 shares were issued and outstanding. The holders of common stock are entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. As of September 30, 2023 (Successor), no cash dividend has been declared to date. Each share of common stock is entitled to one vote. Refer to Note 3 for more information on the number of shares of common stock outstanding immediately following the Merger.

Common Stock Reserved

The table below summarizes the Company’s reserved common stock for further issuance as of September 30, 2023 (Successor) and December 31, 2022 (Predecessor):

	September 30,	December 31,
	2023	2022
	(unaudited)
Conversion of convertible preferred stock	—	21,257,708
Stock options issued and outstanding	3,846,972	9,694,890
Restricted stock units (unvested)	1,041,565	—
Shares available for future issuance under the stock incentive plan	3,508,139	27,884,000
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Convertible preferred stock warrants outstanding	—	342,011
Total common stock reserved	38,876,675	59,178,609

Note 10.    Common Stock

As of December 31, 2022 and 2021, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 207,450,050 shares of common stock at a par value of $0.0001 per share. As of December 31, 2022 and 2021, 138,848,177 shares were issued and 138,825,356 shares were outstanding. The holders of common stock are entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors, subject to the prior rights of the holders of the Company’s convertible preferred stock. As of December 31, 2022 and 2021, no cash dividend has been declared to date. Each share of common stock is entitled to one vote.

The number of authorized shares of common stock may be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of shares of preferred stock and common stock, voting together as a single class.

As of December 31, 2022 and 2021, the Company had reserved common stock for future issuance as follows:

	December 31,
	2022	2021
Conversion of convertible preferred stock	21,257,708	21,257,708
Stock options issued and outstanding	9,694,890	10,516,525
Shares available for future issuance under the stock incentive plan	27,884,000	27,884,000
Convertible preferred stock warrants outstanding	342,011	342,011
Total common stock reserved	59,178,609	60,000,244

The total common stock reserved does not include shares of common stock issuable upon conversion of the outstanding convertible notes, which amount is not determinable at this time.

PRIVETERRA ACQUISITION CORP.
STOCKHOLDERS' DEFICIT

NOTE 7. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue a total of 1,000,000 preferred shares at par value of $0.0001 each. At June 30, 2023 and December 31, 2022, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 280,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of June 30, 2023 and December 31, 2022, there were no shares of Class A common stock issued or outstanding (excluding 2,002,272 shares and 27,600,000 shares subject to redemption, respectively.)

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B common stock. At June 30, 2023 and December 31, 2022, there were 6,900,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as required by law. Unless specified in the Company’s amended and restated certificate of incorporation, or as required by applicable provisions of the Delaware state law or applicable stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by its stockholders.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A common stock issuable upon conversion of all founder shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of Class A common stock outstanding after such conversion (after giving effect to any redemptions of Class A common stock by public stockholders), including the total number of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A common stock or equity-linked securities exercisable for or convertible into Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis.

NOTE 8. STOCKHOLDERS’ DEFICIT

Preferred Stock — The Company is authorized to issue a total of 1,000,000 preferred shares at par value of $0.0001 each. At December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 280,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were no shares of Class A common stock issued or outstanding (excluding 27,600,000 shares subject to redemption), respectively.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders are entitled to one vote for each share of Class B common stock. At December 31, 2022 and 2021, there were 6,900,000 shares of Class B common stock issued and outstanding.

Holders of Class A common stock and holders of Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders except as required by law. Unless specified in the Company’s amended and restated certificate of incorporation, or as required by applicable provisions of the Delaware state law or applicable stock exchange rules, the affirmative vote of a majority of the Company’s shares of common stock that are voted is required to approve any such matter voted on by its stockholders.

The Class B common stock will automatically convert into Class A common stock concurrently with or immediately following the consummation of the initial Business Combination on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, and subject to further adjustment as provided herein. In the case that additional shares of Class A common stock or equity-linked securities are issued or deemed issued in connection with the initial Business Combination, the number of Class A common stock issuable upon conversion of all founder shares will equal, in the aggregate, on an as-converted basis, 20% of the total number of Class A common stock outstanding after such conversion (after giving effect to any redemptions of Class A common stock by public stockholders), including the total number of Class A common stock issued, or deemed issued or issuable upon conversion or exercise of any equity-linked securities or rights issued or deemed issued, by the Company in connection with or in relation to the consummation of the initial Business Combination, excluding any Class A common stock or equity-linked securities exercisable for or convertible into Class A common stock issued, or to be issued, to any seller in the initial Business Combination and any Private Placement Warrants issued to the Sponsor, officers or directors upon conversion of Working Capital Loans; provided that such conversion of founder shares will never occur on a less than one-for-one basis.